Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Preferred stock shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock undesignated		8,000,000	8,000,000
Common stock par value	$ 0.00001	$ .00001	$ 0.00001
Common stock shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common stock shares issued	658,957,259	539,267,304	377,620,110
Common stock shares outstanding	658,957,259	539,267,304	377,620,110
Series B Preferred Stock [Member]
Preferred stock shares authorized	40,000,000	40,000,000	40,000,000
Preferred stock shares issued	0		0
Preferred stock shares outstanding	0
Series A Preferred Stock [Member]
Preferred stock shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock shares issued	240	240	240
Preferred stock shares outstanding	240	240	240